Related party transactions - Schedule of amounts due from/to related parties (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 91,600,802	$ 13,098,740	¥ 74,174,692
Amounts due to related parties	112,306,534	$ 16,059,621	222,588,850
Related Party
Related party transactions
Amounts due from related parties	91,600,802		74,174,692	¥ 68,993,780
Amounts due to related parties	112,306,534		222,588,850	251,392,026
Related Party | Tencent Group
Related party transactions
Amounts due from related parties	86,880,699		68,856,098	63,862,287
Amounts due to related parties	103,710,615		212,539,704	234,483,995
Related Party | Shayu
Related party transactions
Amounts due from related parties	4,577,910		5,176,400	4,989,300
Related Party | Equity method investees- talent agencies
Related party transactions
Amounts due from related parties	142,193		142,194	142,193
Amounts due to related parties	¥ 8,595,919		¥ 10,049,146	¥ 16,908,031